Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	28,754,496
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 60,384,441.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,253.45
Offering Note	a. Pursuant to Rule 416 under the Securities Act of 1933, as amended, there are also being registered such indeterminate number of additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. b. Proposed Maximum Offering Price Per Share estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, based on the average of the high and low sales price of the shares of common stock as reported on the NYSE American LLC on November 5, 2026. c. Amount Registered represents (i) 8,215,570 shares of common stock held by the selling stockholder named in the Registration Statement received from the Company pursuant to an Investment Agreement dated August 28, 2026, (ii) 6,161,678 shares of common stock issuable upon the exercise of warrants held directly by the selling stockholder, (iii) 8,215,570 shares of common stock held by the selling stockholder received from South32 International Investment Holdings Pty. Ltd. ("South32") pursuant to a Transaction Agreement dated August 28, 2026, and (iv) 6,161,678 shares of common stock issuable upon the exercise of a 10-year call option held directly by the selling stockholder with South32.